Discontinued Operation (Details) - Schedule of Assets and Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Assets and Liabilities [Abstract]
Cash and cash equivalents		$ 1,268,235
Accounts receivable, net		10,062
Prepayments and other assets		44,004
Property, equipment and software, net		29,051
Current assets held for sale-discontinued operation		1,351,352
Accrued expenses and other current liabilities		737,693
Tax (benefit) payable		(32,210)
Amount due to related party
Total liabilities held for sale-discontinued operation		$ 705,483